Jan. 18, 2018
Global X Funds | Global X MLP ETF Series
Global X MLP ETF (MLPA)

a series of the
Global X Funds

Supplement dated January 18, 2018
to the Summary Prospectus, Prospectus
and Statement of Additional Information, each
dated April 1, 2017, as may be further supplemented

1.In light of recently adopted legislation commonly known as the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Legislation”), which was signed into law on December 22, 2017, the Global X MLP ETF (the “Fund”) announces adjustments to the Fund’s estimates of its deferred tax balance.

Because of the Fund’s concentration in master limited partnership (MLP) investments, the Fund is treated as a regular corporation for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended, and as a result, the Fund is subject to corporate income tax to the extent the Fund recognizes taxable income.

Accordingly, the Fund accrues a deferred income tax liability (or asset), at the currently effective statutory U.S. federal income tax rate, plus an estimated state and local income tax rate, for its future tax liability (or asset) associated with the capital appreciation (or depreciation) of its investments in excess (or deficit) of their cost basis as adjusted for the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating expenses or realized gains (or losses). The Fund’s accrued deferred tax liability (or asset), if any, is reflected each day in the Fund’s net asset value (“NAV”) per share. Any deferred tax liability balance will reduce the Fund’s NAV. To the extent the Fund has a net deferred tax asset balance, the Fund will assess whether a valuation allowance is required to offset some or all of the value of the Fund’s deferred tax asset balance, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. Any remaining deferred tax asset balance, net of any valuation allowance, will increase the Fund’s NAV.

The Fund’s deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The 2017 Tax Legislation reduces the statutory income tax rate applicable to corporations, such as the Fund, from 35% to 21%. As a result, the Fund has adjusted its estimates of its net deferred tax asset balance to reflect the aforementioned reduction in the corporate income tax rate. Therefore, the Fund’s net deferred tax asset balance was reduced; however, the amount continues to be completely offset by a full valuation allowance, and therefore, the adjustment has currently had no impact on the Fund’s NAV and will continue to have no impact during periods where the Fund reflects a full valuation allowance. If, in the future, the Fund were to fully or partially eliminate the valuation allowance, or if the Fund’s tax status were to change to a deferred liability position, such adjustments and/or liabilities would be reflected at the lower, newly enacted corporate rate of 21% plus an estimated state and local income tax rate.

The Fund will continue to assess whether a valuation allowance is required, based on the evaluation that it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized. Further modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance could result in increases or decreases in the Fund’s NAV per share, which could be material.

2.The sentence appearing in the subsection titled “Deferred Tax Liability,” on pages 5 and 31 of the Prospectus, and on page 5 of the Summary Prospectus; and the similar sentence appearing in the last sentence of the seventh paragraph under the caption “Taxes for the Global X MLP ETF…” on page 49 of the Statement of Additional Information, which state the following:

“[A/Each/The] Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state taxes.”

are deleted and each is replaced with the following:

“[A/Each/The] Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 21%) and an assumed rate attributable to state taxes.”

3.The last sentence in the subsection titled “Federal Income Taxation,” appearing in the section titled “Taxes” on page 36 of the Prospectus, which states the following:

“A Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state taxes.”

is deleted and replaced with the following:

“A Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations (currently 21%) and an assumed rate attributable to state taxes.”

For more information, please contact the Fund at 1-888-493-8631.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE